STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (USD $)	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding			2,291,000				2,291,000				344,000
Number of Shares, Exercisable			2,261,000				2,261,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding			$ 1.73				$ 1.73
Weighted Average Exercise Price, Exercisable			$ 1.72				$ 1.72
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		344,000		2,299,000		344,000	2,299,000	344,000	344,000		528,000
Number of shares, granted	21,000	1,994,000		2,000	23,000				2,017,000	[1]	6,000
Number of Shares, Exercised			(4,000)								(150,000)
Number of Shares, Forfeited/Expired			(6,000)			(50,000)			(62,000)		(40,000)
Number of Shares, Outstanding			2,291,000		2,311,000		2,291,000	2,311,000	2,299,000		344,000
Number of Shares, Exercisable			2,261,000		1,293,500		2,261,000	1,293,500	2,269,000		284,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding		$ 2.01		$ 1.79		$ 2.01	$ 1.79	$ 2.01	$ 2.01		$ 1.96
Weighted Average Exercise Price, Granted		$ 1.70		$ 1.38	$ 1.70				$ 1.70		$ 0.85
Weighted Average Exercise Price, Exercised			$ 0.68								$ 1.25
Weighted Average Exercise Price, Forfeited/Expired			$ 4.50			$ 1.70			$ 2.19		$ 4.10
Weighted Average Exercise Price, Outstanding			$ 1.73		$ 1.75		$ 1.73	$ 1.75	$ 1.79		$ 2.01
Weighted Average Exercise Price, Exercisable			$ 1.72		$ 1.74		$ 1.72	$ 1.74	$ 1.78		$ 1.88
Weighted Average Remaining Contractual Term, Outstanding (in years)		5 years 8 months 1 day		1 year 6 months 29 days		5 years 8 months 1 day	1 year 6 months 29 days	5 years 8 months 1 day	5 years 8 months 1 day		4 years 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)						9 months		11 months 1 day	11 months 9 days		4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Outstanding (in years)			1 year 29 days		1 year 3 months		1 year 29 days	1 year 3 months	1 year 6 months 29 days		5 years 8 months 1 day
Weighted Average Remaining Contractual Term, Exercisable (in years)							1 year	1 year 6 months	1 year 6 months		5 years 51 days
Aggregate Intrinsic Value, Outstanding		$ 13,860		$ 52,960		$ 13,860	$ 52,960	$ 13,860	$ 13,860		$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Expired
Aggregate Intrinsic Value, Outstanding			53,220		63,160		53,220	63,160	52,960		13,860
Aggregate Intrinsic Value, Exercisable			$ 53,220		$ 63,160		$ 53,220	$ 63,160	$ 52,960		$ 13,860

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.